LEASES - Supplemental Cash Flow Information (Details)	7 Months Ended
Dec. 31, 2021 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 5,956
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 78,677